Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current
Accounts payable, principally trade	$ 920	$ 791
Common stock dividends payable	87	70
Employee compensation and withholdings	548	542
Property, payroll and certain other taxes	143	143
Business optimization reserves	100	153
Accrued rebates	218	206
Separation-related reserves		46
All other	717	661
Accounts payable and accrued liabilities	$ 2,733	$ 2,612